Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of finance income (cost) [text block] [Abstract]
Schedule of financial expenses, net
	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Finance expenses:
Bank fees and interest	(121)	(152)	(166)
Issuance expenses	-	(156)	(447)
Changes financial liabilities at fair value through profit or loss, including day 1 loss	-	-	(5,649)
Total finance expenses	(121)	(308)	(6,262)

Financing income:
Changes in financial liabilities at fair value through profit or loss, including day 1 loss	961	3,245	3,050
Changes in financial assets at fair value through profit or loss	80	-	-
Interest received	8	14	4
Exchange differences	14	289	24
Total financing income	1,063	3,548	3,078
Financing income (expenses), net	942	3,240	(3,184)